Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 12, 2019 USD ($) shares	Jun. 26, 2019 $ / shares	Apr. 30, 2019 USD ($) item $ / shares shares	Aug. 29, 2019 USD ($) shares	Jul. 27, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Shareholders Equity [Line Items]
Issued capital						$ 9,783,875		$ 6,763,204
Number of shares issued | shares			18,729,788,686
Number Of Shares Outstanding | shares						76,086,311,036		57,452,641,516
Increase in share capital amount			$ 3,000,000
Number of subscription periods | item			2
Share subscription price | $ / shares		$ 0.162
Shares subscribed and paid | shares	18,633,669,520			408,826,391	18,224,843,129
Percentage of shares subscribed and paid to total shares					97.30%
Issue of equity	$ 3,020,671			$ 66,274	$ 2,954,397	$ 3,020,671
Percentage of shares subscribed and paid to total shares not subscribed				80.96%
Number of unsubscribed shares | shares	96,119,166
Percentage of shares unsubscribed to total shares under new increase	0.51%
Share offering expiration period	1 year
Par value per share | $ / shares			$ 0
Enel Distribución Río S.A. (ex – Ampla) (Distribution)
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets						1,341,342
Enel Distribucion Peru S.A.
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets						333,447
Enel Generacion Piura S.A. and Chinango
Disclosure Of Shareholders Equity [Line Items]
Restricted net assets						$ 78,013
Endesa Américas and Chilectra Américas
Disclosure Of Shareholders Equity [Line Items]
Treasury shares							$ 21,517
Number of treasury shares | shares							129,829,692
Endesa Americas
Disclosure Of Shareholders Equity [Line Items]
Total tender offer | shares							742,504,179
Value of shares tender offered for merger							$ 118,113
Merger Process
Disclosure Of Shareholders Equity [Line Items]
Treasury shares							$ 139,630
Number of treasury shares | shares							872,333,871